Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments
- (Continued)
1
January 31, 2022
(Unaudited)
Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments
January 31, 2022
(Unaudited)
Shares Value
COMMON STOCKS — 96.0%
Banks — 4.9%
1,894,879 Bank of America Corp. .......... $ 87,429,717
549,970 Citigroup, Inc. ................ 35,814,046
302,847 JPMorgan Chase & Co. .......... 45,003,064
168,246,827
Communication Services — 9.9%
60,839 Alphabet, Inc. - Class C(a) ........ 165,115,221
44,149 Charter Communications, Inc. - Class
A(a) .................... 26,195,368
197,276 Match Group, Inc.(a) ............ 22,233,005
323,845 Meta Platforms, Inc. - Class A(a) ... 101,447,685
142,627 Sea Ltd. - ADR(a) .............. 21,438,264
336,429,543
Consumer Discretionary — 13.5%
136,464 Advance Auto Parts, Inc. ......... 31,592,781
33,650 Amazon.com, Inc.(a) ............ 100,662,966
1,439,550 ANTA Sports Products Ltd. ....... 21,615,234
289,387 Aptiv Plc(a) ................... 39,524,476
83,508 Burlington Stores, Inc.(a) ......... 19,785,550
711,996 Dollarama, Inc. ................ 36,738,243
35,498 Domino's Pizza, Inc. ............ 16,139,166
104,748 Expedia Group, Inc.(a) .......... 19,199,261
320,076 Hilton Worldwide Holdings, Inc.(a) . 46,446,228
56,285 LVMH Moet Hennessy Louis Vuitton
SE ...................... 46,231,230
18,306 MercadoLibre, Inc.(a) ........... 20,723,490
319,301 NIKE, Inc. - Class B ............ 47,278,899
182,728 Wyndham Hotels & Resorts, Inc. ... 15,340,016
461,277,540
Consumer Staples — 2.6%
325,191 PepsiCo, Inc. .................. 56,427,142
902,870 US Foods Holding Corp.(a) ....... 31,835,196
88,262,338
Diversified Financials — 6.6%
514,436 Blackstone, Inc. ................ 67,890,119
767,212 Charles Schwab Corp. (The) ...... 67,284,493
55,993 MSCI, Inc. ................... 30,018,967
124,163 Nasdaq, Inc. .................. 22,251,251
93,950 S&P Global, Inc. ............... 39,009,919
226,454,749
Energy — 2.7%
710,681 ConocoPhillips ................ 62,980,550
131,099 Pioneer Natural Resources Co. ..... 28,696,260
91,676,810
Health Care — 12.6%
215,358 Catalent, Inc.(a) ............... 22,382,157
77,980 Cooper Cos, Inc. (The) .......... 31,059,434
187,092 Danaher Corp. ................ 53,469,023
331,113 IQVIA Holdings, Inc.(a) ......... 81,089,574
Shares Value
Health Care (continued)
62,267 Laboratory Corp. of America
Holdings(a) ............... $ 16,896,773
118,133 STERIS Plc ................... 26,509,045
69,251 Teleflex, Inc. .................. 21,480,968
93,681 Thermo Fisher Scientific, Inc. ...... 54,456,765
150,212 UnitedHealth Group, Inc. ........ 70,985,685
251,161 Zoetis, Inc. ................... 50,179,456
428,508,880
Industrials — 9.7%
222,299 A.O. Smith Corp. .............. 16,988,090
93,110 Carlisle Cos, Inc. ............... 20,804,498
82,375 Cintas Corp. .................. 32,252,284
131,517 Dover Corp. .................. 22,346,054
302,847 Eaton Corp. Plc ................ 47,980,050
107,949 Equifax, Inc. .................. 25,881,852
64,013 HEICO Corp. ................. 8,730,733
382,622 IAA, Inc.(a) ................... 17,573,829
148,393 Lincoln Electric Holdings, Inc. ..... 18,970,561
110,641 Northrop Grumman Corp. ....... 40,926,106
247,029 Safran SA .................... 29,907,610
192,746 Union Pacific Corp. ............. 47,136,034
329,497,701
Information Technology — 26.5%
77,260 Adobe, Inc.(a) ................. 41,280,018
481,863 Amphenol Corp. - Class A ........ 38,351,476
50,629 ANSYS, Inc.(a) ................ 17,214,366
1,032,910 Apple, Inc. ................... 180,532,010
24,317 ASM International NV .......... 8,354,847
62,279 ASML Holding NV ............. 42,181,214
136,755 Aspen Technology, Inc.(a) ........ 20,535,131
124,278 CDW Corp. .................. 23,494,756
702,605 Microsoft Corp. ............... 218,496,103
89,327 Nice Ltd. - ADR(a) ............. 22,873,072
72,953 NVIDIA Corp. ................ 17,863,272
47,428 Paycom Software, Inc.(a) ......... 15,902,608
50,610 ServiceNow, Inc.(a) ............. 29,646,326
268,563 SS&C Technologies Holdings, Inc. .. 21,450,127
67,343 Synopsys, Inc.(a) ............... 20,910,001
375,530 Texas Instruments, Inc. .......... 67,403,880
451,444 Visa, Inc. - Class A ............. 102,103,089
106,494 WEX, Inc.(a) ................. 17,143,404
905,735,700
Insurance — 0.4%
45,073 Aon Plc - Class A ............... 12,459,980
Materials — 2.1%
100,142 Air Products and Chemicals, Inc. ... 28,252,061
236,894 Vulcan Materials Co. ............ 45,083,297
73,335,358
Real Estate — 3.0%
233,125 American Tower Corp. REIT ...... 58,630,937

Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments
- (Continued)
2
January 31, 2022
(Unaudited)
The following abbreviations are used in the report:
Shares Value
Real Estate (continued)
96,019 Jones Lang LaSalle, Inc.(a) ........ $ 24,080,605
130,880 Prologis, Inc. REIT ............. 20,524,602
103,236,144
Utilities — 1.5%
310,654 Ameren Corp. ................. 27,567,436
137,291 American Water Works Co., Inc. ... 22,076,393
49,643,829
Total Common Stocks
(Cost $1,899,725,400)
3,274,765,399
EXCHANGE-TRADED FUNDS — 1.2%
1,075,600 iShares China Large-Cap ETF ..... 40,808,264
Total Exchange-Traded Funds
(Cost $40,626,955)
40,808,264
INVESTMENT COMPANY — 3.1%
105,385,801 SEI Daily Income Trust Government
II Fund - Class A, 0.01%(b) ... 105,385,801
Total Investment Company
(Cost $105,385,801)
105,385,801
TOTAL INVESTMENTS — 100.3%
(Cost $2,045,738,156)
$ 3,420,959,464
LIABILITIES IN EXCESS OF
OTHER ASSETS — (0.3)%
(8,679,972)
NET ASSETS — 100.0%
$ 3,412,279,492
(a) Non-income producing security.
(b) The rate shown represents the current yield as of January 31, 2022.
ADR — American Depositary Receipt
ETF — Exchange-Traded Fund
REIT — Real Estate Investment Trust
Portfolio Diversification by Sector (Unaudited)
Sector:
Percentage
of Net Assets
Banks ...................................... 4.9%
Communication Services ........................ 9.9
Consumer Discretionary ........................ 13.5
Consumer Staples ............................. 2.6
Diversified Financials ........................... 6.6
Energy ..................................... 2.7
Exchange-Traded Funds ......................... 1.2
Health Care ................................. 12.6
Industrials ................................... 9.7
Information Technology ........................ 26.5
Insurance ................................... 0.4
Materials .................................... 2.1
Real Estate .................................. 3.0
Utilities ..................................... 1.5
Other* ..................................... 2.8
100.0%
* Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.